Benefit Plans - Narrative (Details) (USD $)	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 12,600,000	$ 15,900,000	$ 14,000,000	$ 15,900,000	$ 14,000,000
Company contribution deductible on the 2010 tax return			12,400,000
Company contribution deductible on the 2011 tax return		14,300,000	1,600,000
Company contributions deductible on the 2012 tax return	11,000,000	1,600,000
Accumulated benefit obligation for the pension plan				85,100,000	71,400,000
Common share purchased under pension plan, shares							115,800
Common share purchased under pension plan, value							7,000,000
Common share purchased under pension plan, value per share							$ 60.45
Fair value, pension plan common shares held, shares				115,800,000	115,800,000
Fair value of common shares held by pension plan				7,500,000	7,500,000
Fair value of common shares held by pension plan, per share				$ 64.63	$ 65.06
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year				(20,000)	(19,000)	(22,000)
Estimated net actuarial (loss) expected to be recognized in the next fiscal year				1,708,000	1,411,000	1,079,000
Expected long-term return on plan assets				7.75%	7.75%	7.75%
Cash balance in bank				1,300,000
Market value of pension plan assets				117,800,000	96,600,000
Benefit expense				1,000,000	1,100,000	1,000,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year				20,000
Estimated net actuarial (loss) expected to be recognized in the next fiscal year				(2,700,000)
S&P 500 Index
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets				7.50%	7.75%
Benchmark performance period considered				10 years
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense				300,000	600,000	500,000
Accrued benefit cost				7,400,000	7,200,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments				98,800,000	83,200,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments				$ 18,900,000	$ 13,400,000